ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Funds raised for CrossFire New Mobile Game	¥ 29,549	$ 4,048	¥ 29,549
Professional services	2,677	367	796
Agency commission fees payable			2,203
Staff cost related payables	5,018	687	5,816
Office expenses	1,261	173	2,008
Product development services	655	90	15
Other payables	2,074	284	1,621
Hosting service fee	2		342
Others	430	59	565
Loan			1,261
Total	¥ 41,666	$ 5,708	¥ 44,176